COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)					1 Months Ended		6 Months Ended		12 Months Ended
	Aug. 10, 2021	Jul. 15, 2020	Jul. 08, 2020	Apr. 10, 2020	May 18, 2020	Apr. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Settlement amount	$ 8,000	$ 383,604		$ 75,000
Costs and reimbursement of expenses						$ 7,000,000
Common stock issued for settlement				17,500,000	17,500,000
Buyback of shares			8,750,000
Weighted-average trading price per share			$ 0.02		$ 0.32
Consideration for waiving the purchase option					$ 50,000
Fair value of shares					560,000		$ 0	$ 610,000	$ 610,000	$ 0
Common stock issued for settlement fair value					$ 75,000		$ 60,683		$ 56,075	$ 37,975
April 1, 2015 [Member]
Employment agreement description							The Employment Agreement provides that in the event the employee is terminated without cause or resigns for good reason (as defined in their Employment Agreement), the employee will receive, as severance the employee’s base salary for a period of 60 months following the date of termination. In the event of a change of control of the Company, the employee may elect to terminate the Employment Agreement within 30 days thereafter and upon such termination would receive a lump sum payment equal to 500% of the employee’s base salary.		The Employment Agreement provides that in the event the employee is terminated without cause or resigns for good reason (as defined in their Employment Agreement), the employee will receive, as severance the employee’s base salary for a period of 60 months following the date of termination. In the event of a change of control of the Company, the employee may elect to terminate the Employment Agreement within 30 days thereafter and upon such termination would receive a lump sum payment equal to 500% of the employee’s base salary
Annual salary							$ 96,000		$ 96,000